Offerings - Offering: 1	Sep. 19, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	15,000,000
Maximum Aggregate Offering Price	$ 210,241,986.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-277271
Carry Forward Initial Effective Date	Feb. 22, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 28,857.00
Offering Note	(1) The total amount of securities to be registered consists of 15,000,000 shares of common stock previously registered pursuant to the registrant's prospectus supplement dated July 30, 2024, to the base prospectus contained in the Registration Statement on Form S-3 (Registration No. 333-277271) filed on February 22, 2024. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, the filing fee of $28,857 previously paid in connection with such unsold securities will continue to be applied to the unsold securities.